Interest Rate Contracts - Impact of Interest Rate Swap on Consolidated Statements of Operation (Details) - Cash Flow Hedging - Interest Rate Swap - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Derivative [Line Items]
Amount recognized in AOCI on derivatives	$ (39,716)	$ (25,849)	$ (19,944)	$ (3,483)
Amount of loss (gain) reclassified from AOCI into earnings under "Interest expense"	5,104	(2,231)	(2,359)	(1,818)
Total interest expense presented in the consolidated statement of operations in which the effects of cash flow hedges are recorded	$ 59,321	$ 53,642	$ 73,557	$ 55,194